Property, Plant and Equipment Undeveloped Properties Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	R 91,857	R 47,633	R 40,848
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	2,300	2,500
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	1,214	4,341
Undeveloped properties | Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	326	336
Undeveloped properties | Target North
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	888	888
Undeveloped properties | Eva Copper operations and related assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	R 0	R 3,117